UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3726

Dreyfus New York Tax-Exempt Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
New York Tax Exempt
Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
38	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus New York
Tax Exempt Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New York Tax Exempt Bond Fund, covering the six-month period from June 1, 2014, through November 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally continued to gain ground over the past six months, reinforcing a rally that began earlier in 2014 when long-term interest rates moderated due to geopolitical and economic concerns. These developments drove prices of long-term municipal securities higher, and favorable supply-and-demand dynamics helped keep yields low when economic growth accelerated. Meanwhile, improving economic fundamentals have enabled many states and municipalities to shore up their fiscal conditions.

While we remain cautiously optimistic regarding the municipal bond market’s prospects, we believe that selectivity is likely to become more important to investment success. Long-term rates could rise if, as we anticipate, the economy continues to accelerate. On the other hand, intensifying geopolitical turmoil and other factors could dampen the potentially adverse effects of a stronger domestic economic recovery, and rising investor demand for tax-advantaged investments may continue to support municipal bond prices. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2014, through November 30, 2014, as provided by Thomas Casey and David Belton, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2014, Dreyfus New York Tax Exempt Bond Fund achieved a total return of 2.05%.1 In comparison, the Barclays Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, achieved a total return of 2.45% for the same period.2

Municipal bonds rallied over the reporting period in a constructive environment of moderating long-term interest rates and favorable supply-and-demand dynamics. The fund produced modestly lower returns than its benchmark, mainly due to weakness among higher quality securities and bonds from the Commonwealth of Puerto Rico.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state, and NewYork city income taxes as is consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state, and New York city personal income taxes.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“junk” bonds) or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic and Technical Forces Buoyed Municipal Bonds

Municipal bonds rallied in the months prior to the reporting period as long-term interest rates moderated and bond prices rebounded amid concerns that economic weakness in international markets might derail the U.S. economic recovery. Long-term rates declined further when harsh winter weather contributed to an economic contraction during the first quarter of 2014.

The economic recovery got back on track as U.S. GDP rebounded at a robust 4.6% annualized rate during the second quarter of the year and an estimated 3.9% for the third quarter.While accelerating economic growth typically sends inflation and interest rates higher, muted inflation and favorable supply-and-demand dynamics kept long-term interest rates low. Less refinancing activity produced a reduced supply of newly issued tax-exempt securities, while demand intensified from investors seeking higher after-tax income. Consequently, municipal bonds produced highly competitive total returns, with longer term and lower rated securities faring particularly well.

The economic rebound resulted in better underlying credit conditions for New York. The state and city participated fully in the national economic recovery with support from a resurgent financial services industry.

Fund Strategies Produced Mixed Results

Although the fund participated substantially in the municipal bond market’s rally, its relative performance was undermined by its holdings of Puerto Rico bonds, with are exempt from federal and New York state income taxes. Puerto Rico bonds were hurt by concerns surrounding the U.S. territory’s troubled economy and unfunded pension liabilities. We took advantage of periodic bouts of market strength to sell the fund’s Puerto Rico positions. In addition, the fund’s higher quality holdings, including bonds backed by waterworks and education facilities, lagged market averages.

The fund achieved better results from our security selection strategy among lower rated revenue bonds backed by airports and the state’s settlement of litigation with U.S. tobacco companies. Bonds issued by the City of NewYork also fared well when credit conditions improved. Our interest rate strategies proved relatively effective, as a relatively long average duration and a focus on longer maturities captured more of the benefits of falling long-term interest rates. Likewise, underweighted exposure to lower yielding, shorter maturity bonds bolstered relative performance.

Maintaining a Constructive Investment Posture

The U.S. economic recovery has gained momentum, but disappointing global growth has kept interest rates low. Meanwhile, fundamental and technical influences in the municipal bond market have remained strong in the recovering economy. Although the supply of newly issued municipal bonds recently began to increase, we expect any additional issuance to be absorbed by robust investor demand.Therefore, we have maintained the fund’s focus on generating competitive levels of current income, including an emphasis on longer dated revenue bonds. However, in light of potentially higher short-term interest rates in 2015, we may begin to shift the fund’s focus toward higher quality securities.

December 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-NewYork residents. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged, and geographically unrestricted total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork Tax Exempt Bond Fund, Inc. from June 1, 2014 to November 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2014

Expenses paid per $1,000†	$ 3.65
Ending value (after expenses)	$ 1,020.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2014

Expenses paid per $1,000†	$ 3.65
Ending value (after expenses)	$ 1,021.46

† Expenses are equal to the fund’s annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—101.4%	Rate (%)	Date	Amount ($)		Value ($)
New York—100.5%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000		2,253,260
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter’s Hospital of the
City of Albany Project)	5.25	11/15/27	4,050,000		4,442,243
Austin Trust (Series 1107)
Non-recourse (Port Authority
of New York and New Jersey,
Consolidated Bonds, 151st Series)	6.00	9/15/28	20,000,000	[a,b]	22,645,800
Build New York City Resource
Corporation, City University
of New York—Queens College,
Revenue (Q Student Residences,
LLC Project)	5.00	6/1/38	1,000,000		1,139,080
Build New York City Resource
Corporation, City University
of New York—Queens College,
Revenue (Q Student Residences,
LLC Project)	5.00	6/1/43	1,350,000		1,522,476
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	5,000,000		5,486,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,500,000		6,332,040
JPMorgan Chase Putters/Drivers
Trust (Series 3803)
Non-recourse (New York State
Dormitory Authority, Revenue
(The Rockefeller University))	5.00	7/1/18	8,000,000	[a,b]	9,100,240
JPMorgan Chase Putters/Drivers
Trust (Series 4355-1)
Non-recourse (New York State
Environmental Facilities
Corporation, State Clean Water
and Drinking Water Revolving
Funds Revenue (New York City
Municipal Water Finance
Authority Projects))	5.00	6/15/21	5,000,000	[a,b]	5,891,250

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
JPMorgan Chase Putters/Drivers
Trust (Series 4355-2)
Non-recourse (New York State
Environmental Facilities
Corporation, State Clean Water
and Drinking Water Revolving
Funds Revenue (New York City
Municipal Water Finance
Authority Projects))	5.00	6/15/21	5,000,000	[a,b]	5,874,550
JPMorgan Chase Putters/Drivers
Trust (Series 4376)
Non-recourse (New York State
Dormitory Authority, State
Personal Income Tax Revenue
(General Purpose))	5.00	2/15/21	16,000,000	[a,b]	18,294,880
JPMorgan Chase Putters/Drivers
Trust (Series 4378)
Non-recourse (New York City
Municipal Water Finance
Authority, Water and Sewer
System Second General
Resolution Revenue)	5.00	6/15/21	9,435,000	[a,b]	10,852,038
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,000,000		8,201,200
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/25	23,765,000		25,348,937
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/27	12,000,000		14,322,600
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.50	11/15/30	10,325,000		11,704,007
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/21	5,050,000		6,023,135
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/1/27	4,370,000		5,100,183

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	6,680,000	7,626,289
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/36	7,210,000	8,316,302
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/41	12,140,000	13,507,450
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/43	11,760,000	13,073,592
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/44	5,000,000	5,746,550
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/43	4,000,000	4,487,520
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/43	4,000,000	4,487,520
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	5,750,000	5,772,540
New York City,
GO	5.00	11/1/19	5,000	5,020
New York City,
GO	5.00	4/1/20	5,000,000	5,878,200
New York City,
GO	5.00	4/1/20	860,000	873,966
New York City,
GO	5.00	8/1/20	730,000	753,287
New York City,
GO	5.00	8/1/21	10,000,000	11,922,000
New York City,
GO	5.00	8/1/23	11,020,000	13,066,524

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO	5.25	9/1/25	4,000,000		4,559,160
New York City,
GO	5.00	8/1/27	8,825,000		10,156,604
New York City,
GO	5.00	3/1/29	6,645,000		7,718,566
New York City,
GO	5.00	8/1/29	5,935,000		6,809,344
New York City,
GO	5.00	8/1/30	3,000,000		3,526,680
New York City,
GO	5.00	8/1/31	1,735,000		2,034,791
New York City,
GO	5.00	8/1/32	2,000,000		2,336,400
New York City,
GO	5.00	10/1/32	5,745,000		6,633,866
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	40,000		40,185
New York City,
GO (Prerefunded)	5.00	4/1/15	10,000	[c]	10,167
New York City Educational
Construction Fund, Revenue	6.50	4/1/26	4,220,000		5,350,791
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000		11,176,135
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/28	5,000,000		5,483,850
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	5,850,000		6,409,026
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/16	2,000,000		2,100,600

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Industrial
Development Agency,
Special Facility Revenue
(Terminal One Group
Association, L.P. Project)	5.50	1/1/16	2,830,000	2,980,471
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/26	9,250,000	10,949,318
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	5,000,000	5,733,300
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	20,000,000	22,814,200
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	10,000,000	11,280,700
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	11,025,000	12,704,879
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/44	20,000,000	22,581,200
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000	20,592,200
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/15/24	10,000,000	10,807,000
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/27	10,000,000	10,791,600

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	8,420,000		9,226,889
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/26	7,000,000		8,437,870
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	8/1/30	11,665,000		13,755,951
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/33	5,210,000		6,028,804
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/36	5,000,000		5,734,000
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue
(Prerefunded)	5.00	5/1/17	6,470,000	[c]	7,121,658
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	6,000,000		6,703,560
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000		3,592,495
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000		324,974
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	10,000,000		11,132,100
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	5,000,000		5,680,600
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	10,000,000	[b]	10,204,400

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.63	7/1/16	6,455,000	6,802,408
New York State Dormitory
Authority, LR (Municipal
Health Facilities Improvement
Program) (New York City Issue)	5.00	1/15/25	10,000,000	11,209,600
New York State Dormitory
Authority, Mortgage Hospital
Revenue (Hospital for Special
Surgery) (Collateralized; FHA)	6.25	8/15/34	3,980,000	4,770,985
New York State Dormitory
Authority, Revenue (Barnard
College) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/37	5,000,000	5,400,700
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/19	15,000,000	16,084,050
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/20	5,000,000	5,360,050
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/21	10,000,000	10,717,600
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/23	10,255,000	10,985,566
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/37	6,035,000	6,895,591
New York State Dormitory
Authority, Revenue
(Fashion Institute of
Technology Student Housing
Corporation) (Insured;
National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,755,000	3,768,255

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		5,091,750
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/36	2,250,000		2,514,915
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/20	3,000,000		3,633,900
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	7/1/28	18,335,000	[d]	13,010,516
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	6.75	2/15/23	5,700,000		6,854,877
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	2/15/21	10,110,000		10,212,313
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	2/15/15	40,000	[c]	40,416
New York State Dormitory
Authority, Revenue
(Mount Sinai Hospital
Obligated Group)	5.00	7/1/26	8,395,000		9,580,122

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	9,000,000	10,486,260
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/27	5,045,000	5,535,576
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	33,625,000	42,071,600
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	10,684,600
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	1,500,000	1,727,535
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.63	7/1/26	3,500,000	4,034,835
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.00	5/1/18	2,620,000	2,662,339
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.50	5/1/37	4,500,000	4,993,335
New York State Dormitory
Authority, Revenue (North
Shore—Long Island Jewish
Obligated Group)	5.75	5/1/37	7,880,000	8,839,232
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000	2,682,025

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,700,000		7,129,403
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Prerefunded)	6.25	7/1/18	11,000,000	[c]	13,120,470
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/38	6,300,000		7,062,804
New York State Dormitory
Authority, Revenue
(Teachers College)	5.00	3/1/24	3,250,000		3,658,298
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	5,000,000		5,859,450
New York State Dormitory
Authority, Revenue
(The New School)	5.25	7/1/30	5,000,000		5,670,550
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/38	7,230,000		8,260,420
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	16,000,000		18,017,120
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	2/15/22	9,990,000		11,631,157
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/31	8,620,000		10,089,365
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	8/15/36	2,625,000		3,056,366

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Prerefunded)	5.25	2/15/19	5,000	[c]	5,875
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Prerefunded)	5.25	2/15/19	5,000	[c]	5,871
New York State Dormitory
Authority, State Sales
Tax Revenue	5.00	3/15/23	5,000,000		6,147,850
New York State Dormitory
Authority, State Sales
Tax Revenue	5.00	3/15/44	7,000,000		8,088,290
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/29	3,000,000		3,512,880
New York State Energy Research
and Development Authority,
PCR (Rochester Gas and
Electric Corporation
Project) (Insured;
National Public Finance
Guarantee Corp.)	0.08	8/1/32	5,300,000	[e]	4,842,875
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/21	10,000,000		11,404,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/24	4,000,000		4,724,040

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects—
Second Resolution Bonds)	5.00	6/15/26	6,325,000	7,773,868
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)	5.00	8/15/37	4,025,000	4,592,565
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)
(Green Bonds)	5.00	11/15/31	7,550,000	9,022,930
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000	1,020,090
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000	1,482,992
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	1,670,000	1,778,333
New York State Thruway Authority,
General Revenue	5.00	1/1/42	3,500,000	3,867,570
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,540,300
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000	11,158,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	17,500,000	20,127,800
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	15,035,000	16,552,182

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	4,370,000		4,543,271
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000		13,866,499
New York State Thruway
Authority, Second General
Highway and Bridge Trust
Fund Bonds (Insured; AMBAC)
(Prerefunded)	5.00	10/1/15	630,000	[c]	655,742
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/20	10,000,000		11,259,600
New York State Urban
Development Corporation,
State Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.70	4/1/20	20,000,000		22,843,400
Niagara Falls City School
District, COP (High School
Facility) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/19	3,250,000		3,333,037
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000		17,754,750
Port Authority of New York and New
Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	10,000,000		11,414,000
Port Authority of New York and New
Jersey (Consolidated Bonds,
178th Series)	5.00	12/1/24	4,465,000		5,297,633
Port Authority of New York and New
Jersey (Consolidated Bonds,
183rd Series)	5.00	12/15/26	5,000,000		6,073,400
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/32	4,100,000		4,682,774

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	5,000,000		5,831,050
Sales Tax Asset Receivable
Corporation, Sales Tax
Asset Revenue	5.00	10/15/31	5,000,000		6,022,650
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	2,025,000		2,326,259
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/31	2,370,000		2,671,867
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000		11,462,100
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.38	1/1/16	7,500,000	[c]	7,920,900
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	10,540,000	[c]	13,161,087
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	5,000,000		5,984,850

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	8,000,000	9,437,360
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/28	5,000,000	5,682,900
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/30	3,285,000	3,857,838
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	3,000,000	3,313,590
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	4,500,000	4,438,845
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	11,730,000	9,571,915
Utility Debt Securitization
Authority of New York,
Restructuring Bonds	5.00	12/15/41	5,000,000	5,776,400
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	465,000	465,167
U.S. Related—.9%
A.B. Won International Airport
Authority of Guam,
General Revenue	6.38	10/1/43	3,000,000	3,453,630

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,325,000	3,970,649
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	5.50	7/1/15	650,000 [c]	670,105
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/15	3,000,000	3,036,720

Total Investments (cost $1,114,658,291)			101.4%	1,206,210,366
Liabilities, Less Cash and Receivables			(1.4%)	(16,349,374)
Net Assets			100.0%	1,189,860,992

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2014, these securities were valued at $82,863,158 or 7.0% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	20.0	State/Territory	2.2
Education	18.4	Pollution Control	1.4
Special Tax	17.2	Asset-Backed	.9
Utility-Water and Sewer	11.4	Lease	.9
Health Care	8.5	Housing	.8
Prerefunded	4.9	Resource Recovery	.4
Utility-Electric	3.7	Other	5.5
Industrial	2.8
City	2.4		101.4

†	Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,114,658,291	1,206,210,366
Interest receivable		16,985,566
Receivable for shares of Common Stock subscribed		8,500
Prepaid expenses		22,133
		1,223,226,565
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		715,944
Cash overdraft due to Custodian		459,921
Payable for floating rate notes issued—Note 4		31,715,000
Payable for shares of Common Stock redeemed		299,128
Interest and expense payable related to
floating rate notes issued—Note 4		76,411
Accrued expenses		99,169
		33,365,573
Net Assets ($)		1,189,860,992
Composition of Net Assets ($):
Paid-in capital		1,126,100,685
Accumulated undistributed investment income—net		245,579
Accumulated net realized gain (loss) on investments		(28,037,347)
Accumulated net unrealized appreciation
(depreciation) on investments		91,552,075
Net Assets ($)		1,189,860,992
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		79,736,236
Net Asset Value, offering and redemption price per share ($)		14.92
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2014 (Unaudited)

Investment Income ($):
Interest Income	24,660,319
Expenses:
Management fee—Note 3(a)	3,579,988
Shareholder servicing costs—Note 3(b)	438,940
Interest and expense related to floating rate notes issued—Note 4	120,463
Professional fees	45,817
Custodian fees—Note 3(b)	40,412
Directors’ fees and expenses—Note 3(c)	35,496
Prospectus and shareholders’ reports	15,552
Registration fees	14,406
Loan commitment fees—Note 2	6,620
Miscellaneous	28,030
Total Expenses	4,325,724
Less—reduction in fees due to earnings credits—Note 3(b)	(232)
Net Expenses	4,325,492
Investment Income—Net	20,334,827
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(5,680,654)
Net unrealized appreciation (depreciation) on investments	9,778,964
Net Realized and Unrealized Gain (Loss) on Investments	4,098,310
Net Increase in Net Assets Resulting from Operations	24,433,137
See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2014	Year Ended
	(Unaudited)	May 31, 2014
Operations ($):
Investment income—net	20,334,827	46,283,669
Net realized gain (loss) on investments	(5,680,654)	(18,074,753)
Net unrealized appreciation
(depreciation) on investments	9,778,964	(23,637,023)
Net Increase (Decrease) in Net Assets
Resulting from Operations	24,433,137	4,571,893
Dividends to Shareholders from ($):
Investment income—net	(20,205,153)	(46,122,058)
Capital Stock Transactions ($):
Net proceeds from shares sold	23,180,507	43,755,035
Dividends reinvested	15,673,883	35,615,802
Cost of shares redeemed	(52,438,825)	(206,699,057)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(13,584,435)	(127,328,220)
Total Increase (Decrease) in Net Assets	(9,356,451)	(168,878,385)
Net Assets ($):
Beginning of Period	1,199,217,443	1,368,095,828
End of Period	1,189,860,992	1,199,217,443
Undistributed investment income—net	245,579	115,905
Capital Share Transactions (Shares):
Shares sold	1,558,487	3,017,636
Shares issued for dividends reinvested	1,053,517	2,453,233
Shares redeemed	(3,524,487)	(14,239,246)
Net Increase (Decrease) in Shares Outstanding	(912,483)	(8,768,377)
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2014					Year Ended May 31,
(Unaudited)			2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	14.87		15.30	15.47	14.57	14.84	14.18
Investment Operations:
Investment income—net[a]	.25		.55	.54	.56	.58	.58
Net realized and unrealized
gain (loss) on investments	.05		(.43)	(.16)	.90	(.27)	.65
Total from
Investment Operations	.30		.12	.38	1.46	.31	1.23
Distributions:
Dividends from
investment income—net	(.25)		(.55)	(.54)	(.56)	(.58)	(.57)
Dividends from net realized
gain on investments	—		—	(.01)	—	—	—
Total Distributions	(.25)		(.55)	(.55)	(.56)	(.58)	(.57)
Net asset value,
end of period	14.92		14.87	15.30	15.47	14.57	14.84
Total Return (%)	2.05	[b]	.94	2.44	10.22	2.15	8.86
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.72	[c]	.73	.72	.74	.74	.73
Ratio of net expenses
to average net assets	.72	[c]	.73	.72	.74	.74	.73
Ratio of interest and expense
related to floating rate
notes issued to average
net assets	.02	[c]	.02	.01	.01	.01	.01
Ratio of net investment
income to average
net assets	3.41	[c]	3.80	3.46	3.75	3.94	3.97
Portfolio Turnover Rate	12.06	[b]	10.89	4.70	11.99	8.75	11.35
Net Assets, end of period
($ x 1,000)	1,189,861		1,199,217	1,368,096	1,422,395	1,345,101	1,430,008

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to seek as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	1,206,210,366	—	1,206,210,366
Liabilities ($)
Floating Rate Notes††	—	(31,715,000)	—	(31,715,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At November 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2014, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $21,702,694 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2014.The fund has $2,363,351 of post-enactment short-term capital losses and $19,339,343 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2014 was as follows: tax-exempt income $46,058,213 and ordinary income $63,845.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager or the Manager will bear, such excess expense. During the period ended November 30, 2014, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2014, the fund was charged $263,422 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2014, the fund was charged $124,733 for transfer agency services and $6,200 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $232.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2014, the fund was charged $40,412 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended November 30, 2014, the fund was charged $4,670 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2014, the fund was charged $3,616 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $585,391, Shareholder Services Plan fees $42,000, custodian fees $35,026, Chief Compliance Officer fees $1,234 and transfer agency fees $52,293.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2014, amounted to $141,693,317 and $147,701,384, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Trust”).The Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Trust, which is trans-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ferred to the fund, and is paid interest based on the remaining cash flows of the Trust, after payment of interest on the other securities and various expenses of the Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended November 30, 2014 was approximately $31,715,000, with a related weighted average annualized interest rate of .76%.

At November 30, 2014, accumulated net unrealized appreciation on investments was $91,552,075, consisting of $94,722,408 gross unrealized appreciation and $3,170,333 gross unrealized depreciation.

At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 3-4, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30 , 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods, ranking last among the funds in the Performance Group in all periods.The Board also noted that the fund’s yield performance was below the Performance Group median for eight of the ten one-year periods ended September 30th and above the Performance Universe median for six of the ten one-year periods ended September 30th.The Board noted the proximity of the fund’s total return

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

performance to the Performance Universe median in certain periods and the proximity of the fund’s yield performance to the Performance Group and/or Performance Universe median(s) in several of the periods when the fund’s yield performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and noted that the fund’s performance was above the Lipper category average for six of the ten calendar years.

The Board received a presentation from the fund’s portfolio managers, who described the fundamental and technical conditions at work in the municipal bond market, the level of volatility in the market, and the managers’ ongoing focus on mitigating downside risk in the fund’s portfolio. The portfolio managers discussed the strategy implemented for the fund in 2009, quantitative risk management tools applied in overseeing the fund and the fund’s current structure to defend against volatility and otherwise defensively position the fund’s credit posture. The portfolio managers also explained the fund’s performance relative to its duration and credit structure and the degree to which it impacts maximizing yield performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median (highest in the Expense Group), the fund’s actual management fee was above the Expense Group and Expense Universe medians (highest in the Expense Group and Expense Universe) and the fund’s total expenses were above the Expense Group and Expense Universe medians (but within the range of those of the other funds in the Expense Group and Expense Universe).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was concerned about the fund’s relative performance, but expressed confidence in the portfolio management team and agreed to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

The Fund 43

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Tax-Exempt Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By        /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)